Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 136	€ 130	€ 271	€ 255
Commissions for assets under management	1,020	1,008	2,018	1,955
Commissions for other securities	141	132	245	243
Underwriting and advisory fees	441	260	924	613
Brokerage Fees	353	318	762	698
Commissions for local payments	355	366	718	732
Commissions for foreign commercial business	128	118	250	251
Commissions for foreign currency/exchange business	2	3	5	5
Commissions for loan processing and guarantees	333	296	662	584
Intermediary fees	114	93	226	181
Fees for sundry other customer services	210	169	445	335
Total fee and commissions income	3,233	2,894	6,526	5,853
Gross expense	(640)	(573)	(1,320)	(1,185)
Net fees and commissions	2,594	2,321	5,207	4,669
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	53	52	105	102
Commissions for assets under management	5	4	9	9
Commissions for other securities	130	122	226	223
Underwriting and advisory fees	11	7	34	23
Brokerage Fees	5	5	12	10
Commissions for local payments	133	116	271	237
Commissions for foreign commercial business	124	116	240	239
Commissions for foreign currency/exchange business	1	2	3	3
Commissions for loan processing and guarantees	176	155	344	309
Intermediary fees	5	6	16	12
Fees for sundry other customer services	28	73	107	148
Total fee and commissions income	672	660	1,368	1,316
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	12	12	29	25
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	431	247	866	583
Brokerage Fees	80	69	159	139
Commissions for local payments	1	0	0	1
Commissions for foreign commercial business	8	3	15	13
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	95	87	179	159
Intermediary fees	0	0	0	0
Fees for sundry other customer services	126	70	232	122
Total fee and commissions income	754	487	1,481	1,042
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	67	64	130	122
Commissions for assets under management	99	100	199	187
Commissions for other securities	10	9	18	20
Underwriting and advisory fees	1	4	4	10
Brokerage Fees	258	234	568	543
Commissions for local payments	222	251	446	494
Commissions for foreign commercial business	5	6	10	12
Commissions for foreign currency/exchange business	1	1	2	2
Commissions for loan processing and guarantees	61	53	139	115
Intermediary fees	106	86	203	164
Fees for sundry other customer services	24	(4)	43	6
Total fee and commissions income	854	804	1,763	1,674
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	4	4	7	7
Commissions for assets under management	917	904	1,809	1,759
Commissions for other securities	0	0	1	0
Underwriting and advisory fees	0	0	0	0
Brokerage Fees	9	10	22	15
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	30	29	58	57
Total fee and commissions income	960	947	1,897	1,838
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	(1)	0	(1)
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	(2)	3	20	(3)
Brokerage Fees	0	0	1	(9)
Commissions for local payments	0	0	1	0
Commissions for foreign commercial business	(9)	(7)	(16)	(13)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	1	0	0
Intermediary fees	3	1	6	5
Fees for sundry other customer services	2	1	4	2
Total fee and commissions income	€ (6)	€ (3)	€ 17	€ (17)